Notes Payable	12 Months Ended
Dec. 31, 2015
Notes Payable [Abstract]
Notes Payable

(13) Notes Payable

The credit line amounting to RMB45,000 (US$6,950) granted by SPD bank was pledged part of property, plant, land use right and equipment and lease prepayments as security. The use time limit of this credit line was from December 19, 2014 to December 19, 2017. As of December 31, 2015, the used credit line amount was RMB41,250. The balance was RMB3,750.

As of December 31, 2015, Shandong Fuwei had banker's acceptances opened with a maturity from three to six months totaling RMB85,780 (US$13,242) for payment in connection with raw materials on a total deposits of RMB42,890 (US$6,621) at SPD Bank.

Notes payable consisted of the following:

Issuing bank	December 31, 2015		December 31, 2014
	RMB	US$	RMB
SPD Bank	85,780	13,242	95,539
	85,780	13,242	95,539